Disclosure of Right-of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	$ 13,173	$ 14,109
Additions to right-of-use-assets	2,514	312
Depreciation expense – discontinued operations	(1,218)
Depreciation expense – continuing operations	(9)
Depreciation charge for the period	(3,611)	(2,396)
Reduction due to discontinued operations	(10,798)
Foreign exchange movements	145	1,148
Balance at the end of the period	196	13,173
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	12,919	13,873
Additions to right-of-use-assets	2,501	244
Depreciation expense – discontinued operations	(1,199)
Depreciation expense – continuing operations	(9)
Depreciation charge for the period	(3,611)	(2,327)
Reduction due to discontinued operations	(10,547)
Foreign exchange movements	142	1,129
Balance at the end of the period	196	12,919
Plant Furniture Fittings And Motor Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	254	236
Additions to right-of-use-assets	13	68
Depreciation expense – discontinued operations	(19)
Depreciation expense – continuing operations
Depreciation charge for the period		(69)
Reduction due to discontinued operations	(251)
Foreign exchange movements	3	19
Balance at the end of the period		$ 254